Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other non-current assets [abstract]
Details of other non-current assets
	As at 31 December
	2017	2016
VAT recoverable	2,741,604	1,651,891
Prepayments for pre-construction cost	937,161	-
Intangible assets *	697,884	411,308
Finance lease receivables	617,187	563,099
Prepaid territorial water use right **	374,743	777,994
Prepayments for capacity quota	303,399	-
Profit compensation from Huaneng Group (Note 40)	244,533	-
Prepaid connection fees	120,486	108,365
Others	1,659,848	809,288

Total	7,696,845	4,321,945